Cover	Aug. 27, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2021
Entity File Number	001-40090
Entity Registrant Name	CM Life Sciences II Inc.
Entity Central Index Key	0001837412
Entity Tax Identification Number	85-4298912
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Corvex Management LP
Entity Address, Address Line Two	667 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	(212)
Local Phone Number	474-6745
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	CMIIU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CMII
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	CMIIW
Security Exchange Name	NASDAQ